Summary of Significant Accounting Policies - Summary of Concentration of Customers and Suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Total Revenue	$ 25,100,392	$ 42,203,660	$ 38,511,652
Accounts receivable, net	7,005,396	11,241,534
Contract liabilities	4,074,505	3,229,431
Accounts payable	6,727,086	7,666,956
Prepayments	4,246,959	6,497,363
Customers | Revenue | Customer A
Concentration Risk [Line Items]
Total Revenue	$ 2,819,842
Concentration risk %	11.00%
Customers | Revenue | Customer B
Concentration Risk [Line Items]
Total Revenue		$ 9,622,477
Concentration risk %		23.00%
Customers | Revenue | Customer C
Concentration Risk [Line Items]
Total Revenue		$ 6,397,733	$ 16,325,786
Concentration risk %		15.00%	42.00%
Customers | Revenue | Customer D
Concentration Risk [Line Items]
Total Revenue		$ 5,482,894
Concentration risk %		13.00%
Customers | Revenue | Customer E
Concentration Risk [Line Items]
Total Revenue			$ 4,627,547
Concentration risk %			12.00%
Customers | Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk %		14.00%
Accounts receivable, net		$ 1,569,321
Customers | Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk %		12.00%
Accounts receivable, net		$ 1,338,451
Customers | Accounts Receivable | Customer F
Concentration Risk [Line Items]
Concentration risk %	17.00%	15.00%
Accounts receivable, net	$ 1,224,249	$ 1,713,707
Customers | Accounts Receivable | Customer G
Concentration Risk [Line Items]
Concentration risk %		13.00%
Accounts receivable, net		$ 1,498,250
Customers | Accounts Receivable | Customer H
Concentration Risk [Line Items]
Concentration risk %		12.00%
Accounts receivable, net		$ 1,399,828
Customers | Contract Liabilities | Customer G
Concentration Risk [Line Items]
Concentration risk %		10.00%
Contract liabilities		$ 320,308
Customers | Contract Liabilities | Customer I
Concentration Risk [Line Items]
Concentration risk %	16.00%
Contract liabilities	$ 660,000
Suppliers | Purchase | Supplier A
Concentration Risk [Line Items]
Total purchases	$ 1,372,932	$ 4,918,960	$ 5,780,414
Concentration risk %	12.00%	26.00%	23.00%
Suppliers | Purchase | Supplier B
Concentration Risk [Line Items]
Total purchases	$ 1,334,219
Concentration risk %	12.00%
Suppliers | Purchase | Supplier C
Concentration Risk [Line Items]
Total purchases	$ 1,283,536	$ 1,839,392	$ 7,050,112
Concentration risk %	11.00%	10.00%	28.00%
Suppliers | Purchase | Supplier D
Concentration Risk [Line Items]
Total purchases	$ 1,239,046	$ 2,377,647	$ 2,434,481
Concentration risk %	11.00%	12.00%	10.00%
Suppliers | Accounts Payable | Supplier A
Concentration Risk [Line Items]
Concentration risk %	17.00%	36.00%
Accounts payable	$ 1,119,645	$ 2,747,890
Suppliers | Accounts Payable | Supplier B
Concentration Risk [Line Items]
Concentration risk %	10.00%
Accounts payable	$ 687,776
Suppliers | Accounts Payable | Supplier D
Concentration Risk [Line Items]
Concentration risk %	24.00%	19.00%
Accounts payable	$ 1,612,153	$ 1,425,008
Suppliers | Prepayments | Supplier C
Concentration Risk [Line Items]
Concentration risk %	20.00%	12.00%
Prepayments	$ 625,654	$ 605,744
Suppliers | Prepayments | Supplier E
Concentration Risk [Line Items]
Concentration risk %	56.00%	66.00%
Prepayments	$ 1,789,478	$ 3,463,506
Suppliers | Prepayments | Supplier F
Concentration Risk [Line Items]
Concentration risk %		19.00%
Prepayments		$ 1,000,000